Decommissioning obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Detailed Information about Decommissioning Obligations

	Year Ended December 31,

	2021	2020

Opening carrying amount	$133,964	$104,238

Changes in estimates	13,888	26,529

Accretion of present value discount	5,810	3,197

	$153,662	$133,964